BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Key Officers) (Details) - Executive officers [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Officers	Dec. 31, 2023 USD ($) Officers	Dec. 31, 2022 USD ($) Officers
Disclosure of transactions between related parties [line items]
Salary and related benefits	$ 2,412	$ 2,441	$ 2,543
Share-based compensation	1,123	869	231
Total	$ 3,535	$ 3,310	$ 2,774
Number of people that received salary and benefits | Officers	13	10	12